Accrued Expenses and Other Current Liabilities	12 Months Ended
Dec. 31, 2021
Accrued Expenses and Other Current Liabilities
Accrued Expenses and Other Current Liabilities

8. Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities consisted of the following (in thousands):

	December 31,
	2021	2020
Accrued employee compensation and benefits expense	$5,536	$2,345
Accrued professional services and consulting	1,441	1,327
Accrued sales tax	1,091	—
Accrued interest	64	—
Other	1,051	55
Total	$9,183	$3,727